CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details) (Unfavorable Regulatory Action [Member])	0 Months Ended				12 Months Ended
	Oct. 29, 2014 USD ($)	Oct. 29, 2014 BRL	Oct. 20, 2011 USD ($)	Oct. 20, 2011 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Additional tax assessment	$ 1,000,000	2,678,226
Previous tax assessment			1,900,000	3,350,165	1,700,000	4,630,000
Aggregate tax assessment					$ 2,700,000	7,300,000